                                                                 CIK: 0000710828
                                                                    & 0000759854

Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                               September 6, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Metropolitan Tower Separate Accounts One and Two
    File Nos. 811-03617 and 811-04189

Commissioners:

Semi-annual reports dated June 30, 2013 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Metropolitan Tower Separate Account One and Metropolitan Tower Separate Account Two of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.